UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-5750



                      The Tax-Exempt Money Fund of America
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: September 30, 2005

                   Date of reporting period: December 31, 2004





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]


THE TAX-EXEMPT MONEY FUND OF AMERICA

INVESTMENT PORTFOLIO
December 31, 2004                                                     unaudited

                                                                                                       Principal           Market
                                                                                        Yield at          amount            value
SHORT-TERM SECURITIES -- 100.26%                                                     acquisition           (000)            (000)

ARIZONA -- 2.86%
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP,
     1.85% 1/4/05                                                                           1.85%         $5,000           $5,000
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP,
     1.81% 2/7/05                                                                           1.81           4,300            4,300
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP,
     1.78% 2/14/05                                                                          1.78           2,000            2,001


CALIFORNIA -- 1.02%
Contra Costa County Housing Auth., Multifamily Mortgage Rev. Ref. Bonds
     (Lakeshore Apartments), Series 1992-C, 1.97% 11/15/17(1)                               1.97           2,975            2,975
Econ. Recovery Bonds, Series 2004-C-11, 1.95% 7/1/23(1)                                     1.95           1,050            1,050


DISTRICT OF COLUMBIA -- 6.23%
Metropolitan Washington Airports Auth., Flexible Term PFC Rev. Notes,
     Series 1999-A, AMT, TECP, 1.85% 1/12/05                                                1.85           4,100            4,100
Multimodal Rev. Bonds (The American National Red Cross Issue), Series 2000,
     TECP, 1.84% 1/4/05                                                                     1.84           4,500            4,500
Multimodal Rev. Bonds (The American National Red Cross Issue), Series 2000,
     TECP, 1.84% 1/5/05                                                                     1.84           4,000            4,000
Multimodal Rev. Bonds (The American National Red Cross Issue), Series 2000,
     TECP, 1.71% 1/28/05                                                                    1.71           2,000            2,000
Rev. Bonds (National Academy of Sciences Project), Series 1999-B, AMBAC insured,
     TECP, 1.85% 1/20/05                                                                    1.85           4,500            4,500
Rev. Bonds (National Academy of Sciences Project), Series 1999-B, AMBAC insured,
     TECP, 1.85% 1/27/05                                                                    1.85           3,500            3,500
Rev. Bonds (National Academy of Sciences Project), Series 1999-C, AMBAC insured,
     TECP, 1.85% 1/28/05                                                                    1.85           2,000            2,000


FLORIDA -- 9.26%
Cape Coral, TECP, 1.77% 2/3/05                                                              1.77           1,500            1,500
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center
     Project), Series 2004, TECP, 1.82% 1/12/05                                             1.82           4,000            4,000
Municipal Power Agcy., Initial Pooled Loan Project, Series 1995-A, TECP,
     1.84% 1/5/05                                                                           1.84           2,000            2,000
Municipal Power Agcy., Initial Pooled Loan Project, Series 1995-A, TECP,
     1.82% 1/6/05                                                                           1.82           5,000            5,000
Pinellas County Educational Facs. Auth., Rev. Ref. Program Bonds (Pooled
     Independent Higher Education Institutions Loan Program), Series 1985,
     TECP, 1.70% 1/6/05                                                                     1.70           6,400            6,400
Sarasota County Public Hospital Dist., Hospital Rev. Bonds (Sarasota Memorial
     Hospital Project), Series 1985-B, TECP, 1.78% 1/7/05                                   1.78           1,000            1,000
Sarasota County Public Hospital Dist., Hospital Rev. Bonds (Sarasota Memorial
     Hospital Project), Series 1985-C, TECP, 1.85% 1/13/05                                  1.85           2,400            2,400
Sarasota County Public Hospital Dist., Hospital Rev. Bonds (Sarasota Memorial
     Hospital Project), Series 1985-C, TECP, 1.85% 1/19/05                                  1.85           2,000            2,000
Sarasota County Public Hospital Dist., Hospital Rev. Bonds (Sarasota Memorial
     Hospital Project), Series 1985-C, TECP, 1.82% 1/20/05                                  1.82           3,400            3,400
Sunshine State Governmental Fncg. Commission, Rev. Notes (Governmental Fncg.
     Program), Series 2000-A, AMBAC/FGIC insured, TECP, 1.82% 1/4/05                        1.82           5,000            5,000
Sunshine State Governmental Fncg. Commission, Rev. Notes (Governmental Fncg.
     Program), Series 2000-D, AMBAC/FGIC insured, TECP, 1.85% 1/6/05                        1.85           1,450            1,450
Sunshine State Governmental Fncg. Commission, Rev. Notes (Governmental Fncg.
     Program), Series 2000-D, AMBAC/FGIC insured, TECP, 1.85% 1/20/05                       1.85           1,400            1,400
Sunshine State Governmental Fncg. Commission, Rev. Notes (Governmental Fncg.
     Program), Series 2000-D, AMBAC/FGIC insured, TECP, 1.78% 2/14/05                       1.78           1,000            1,000


GEORGIA -- 1.42%
Municipal Electric Auth. of Georgia Power Project, Series 1985-A, TECP,
     1.70% 1/20/05                                                                          1.70           2,300            2,300
Municipal Electric Auth. of Georgia Power Project, Series 1985-B, TECP,
     1.78% 1/18/05                                                                          1.78           3,300            3,300


ILLINOIS -- 0.30%
City of Elmhurst, Rev. Bonds, Joint Commission on Accreditation of Healthcare
     Organizations, Series 1988, 2.00% 7/1/18(1)                                            2.00           1,200            1,200


KENTUCKY -- 0.79%
Louisville and Jefferson County, Regional Airport Auth., Special Facs. Rev.
     Bonds (UPS Worldwide Forwarding, Inc. Project), Series 1999-C,  AMT,
     2.23% 1/1/29(1)                                                                        2.23           3,100            3,100


MARYLAND -- 13.07%
Baltimore County, Consolidated Public Improvement Bond Anticipation Notes,
     Series 1995, TECP, 1.86% 1/10/05                                                       1.86           2,500            2,500
Baltimore County, Consolidated Public Improvement Bond Anticipation Notes,
     Series 1995, TECP, 1.82% 1/28/05                                                       1.82           2,000            2,000
Baltimore County, Consolidated Public Improvement Bond Anticipation Notes,
     Series 1995, TECP, 1.75% 2/1/05                                                        1.75           2,000            2,000
Baltimore County, Consolidated Public Improvement Bond Anticipation Notes,
     Series 1995, TECP, 1.82% 2/2/05                                                        1.82           2,400            2,400
Baltimore County, Consolidated Public Improvement Bond Anticipation Notes,
     Series 1995, TECP, 1.78% 2/3/05                                                        1.78           3,000            3,000
Baltimore County, Consolidated Public Improvement Bond Anticipation Notes,
     Series 1995, TECP, 1.82% 2/8/05                                                        1.82           5,000            5,000
Howard County, Consolidated Public Improvement Bond Anticipation Notes,
     Series 2002-C, TECP, 1.83% 1/7/05                                                      1.83           6,500            6,500
Howard County, Consolidated Public Improvement Bond Anticipation Notes,
     Series 2002-C, TECP, 1.80% 1/14/05                                                     1.80           3,000            3,000
Commerical Paper Rev. Notes, John Hopkins University Issue, Series A, TECP,
     1.84% 1/10/05                                                                          1.84           6,400            6,400
Commerical Paper Rev. Notes, John Hopkins University Issue, Series A, TECP,
     1.83% 2/7/05                                                                           1.83           2,229            2,229
Montgomery County, Consolidated Public Improvement Commercial Paper Anticipation
     Notes, Series 2002, TECP, 1.78% 1/7/05                                                 1.78           2,500            2,500
Montgomery County, Consolidated Public Improvement Commercial Paper Anticipation
     Notes, Series 2002, TECP, 1.72% 2/2/05                                                 1.72           1,500            1,500
Montgomery County, Consolidated Public Improvement Commercial Paper Anticipation
     Notes, Series 2002, TECP, 1.82% 2/4/05                                                 1.82           8,500            8,500
Montgomery County, Consolidated Public Improvement Commercial Paper Anticipation
     Notes, Series 2002, TECP, 1.74% 2/8/05                                                 1.74           1,500            1,500
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties,
     G.O. Ref. Bonds of 2001, 4.50% 6/1/05                                                  1.96           2,000            2,022
Westminster Econ. Dev. Rev. Bonds (Carroll Lutheran Village, Inc.), Series
     2004-C, 2.10% 5/1/34(1)                                                                2.10             545              545


MASSACHUSETTS -- 3.66%
G.O. Bonds, Series D, TECP, 2.00% 1/11/05                                                   2.00           5,000            5,000
G.O. Bonds, Series H, TECP, 1.78% 1/20/05                                                   1.78           1,000            1,000
Massachusetts Health and Educational Fac. Auth. Rev. Notes, Harvard University
     Issue, Series 2002-EE, TECP, 1.83% 1/18/05                                             1.83           8,439            8,439


MICHIGAN -- 4.02%
Regents of the Univesity of Michigan, Series F, TECP, 1.83% 1/3/05                          1.83           3,300            3,300
Regents of the Univesity of Michigan, Series F, TECP, 1.85% 1/14/05                         1.85           4,360            4,360
Regents of the Univesity of Michigan, Series F, TECP, 1.83% 1/19/05                         1.83           2,000            2,000
Regents of the Univesity of Michigan, Series F, TECP, 1.78% 2/11/05                         1.78           1,300            1,300
Regents of the Univesity of Michigan, Series F, TECP, 1.80% 2/11/05                         1.80           4,900            4,900


MINNESOTA -- 0.89%
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation / Mayo Medical
     Center), Adjustable Tender Series 1988-F, TECP,  1.68% 1/12/05                         1.68           1,000            1,000
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation / Mayo Medical
     Center), Series 2000-C, TECP, 1.85% 1/3/05                                             1.85           2,500            2,500


NEVADA -- 4.41%
Clark County, G.O. (Limited Tax) Flood Control Commercial Paper Notes,
     Series 2003-A, TECP, 1.77% 1/10/05                                                     1.77           1,300            1,300
Clark County Industrial Dev. Rev. Bonds (Nevada Cogeneration Associates #2
     Project), Series 1992, AMT, 2.24% 12/1/22(1)                                           2.24           1,500            1,500
Las Vegas Valley Water Dist., G.O. Limited Tax Water (SNWA Rev. Supported),
     Series 2004-A, TECP, 1.85% 1/25/05                                                     1.85           2,400            2,400
Las Vegas Valley Water Dist., G.O. Limited Tax Water (SNWA Rev. Supported),
     Series 2004-A, TECP, 1.75% 2/11/05                                                     1.75           5,400            5,400
Las Vegas Valley Water Dist., G.O. Limited Tax Water (SNWA Rev. Supported),
     Series 2004-B, TECP, 1.79% 1/3/05                                                      1.79           2,800            2,800
Las Vegas Valley Water Dist., G.O. Limited Tax Water (SNWA Rev. Supported),
     Series 2004-B, TECP, 1.75% 1/5/05                                                      1.75           4,000            4,000


NEW MEXICO -- 2.27%
Capital Projects G.O. Bonds, Series 2003, 4.00% 3/1/05                                      1.01           1,875            1,882
Tax and Rev. Anticipation Notes, Series 2004-A, 4.00% 6/30/05                               1.96           2,000            2,020
Tax and Rev. Anticipation Notes, Series 2004-A, 5.00% 6/30/05                               3.03           5,000            5,070


NEW YORK -- 1.52%
Dormitory Auth. (Columbia University 1997 Issue), TECP, 1.83% 1/19/05                       1.83           1,000            1,000
Metropolitan Transportation Auth., Rev. Bond Anticipation Notes, Series CP-1,
     Subseries A, TECP, 1.70% 1/25/05                                                       1.70           5,000            5,000


NORTH CAROLINA -- 3.97%
Capital Facs. Fin. Agcy., Duke University Issue, Series A1, TECP, 1.86% 1/10/05             1.86           3,000            3,000
Capital Facs. Fin. Agcy., Duke University Issue, Series A1, TECP, 1.85% 1/13/05             1.85           4,090            4,090
Capital Facs. Fin. Agcy., Duke University Issue, Series A1, TECP, 1.84% 1/18/05             1.84           5,600            5,600
Capital Facs. Fin. Agcy., Duke University Issue, Series A1, TECP, 1.83% 1/19/05             1.83           3,000            3,000


OHIO -- 0.64%
Ohio State University, General Receipts Bonds, Series 2003-B, 4.00% 6/1/05                  1.96           2,500            2,521


OKLAHOMA -- 0.51%
Tulsa County Industrial Auth., Mortgage Rev. Bonds (Montereau in Warren Woods
     Project), Series 2002-A, 2.18% 7/1/32(1)                                               2.18           2,015            2,015


SOUTH CAROLINA -- 3.77%
Berkeley County, Exempt Fac. Industrial Rev. Bonds (Amoco Chemical Co. Project),
     Series 1998, AMT, 2.23% 4/1/28(1)                                                      2.23             700              700
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP,
     1.72% 2/3/05                                                                           1.72           6,729            6,729
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP,
     1.81% 2/9/05                                                                           1.81           5,475            5,475
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP,
     1.75% 2/10/05                                                                          1.75           2,000            2,000


TENNESSEE -- 1.86%
City of Clarksville, Public Building Auth., Rev. Bonds (Tennessee Municipal
     Bond Fund), Series 2003, 2.15% 1/1/33(1)                                               2.15           1,000            1,000
City of Memphis, G.O. Bonds, TECP, 1.70% 1/20/05                                            1.70           2,300            2,300
City of Memphis, G.O. Bonds, TECP, 1.70% 1/21/05                                            1.70           2,500            2,500
County of Montgomery, Public Building Auth., Rev. Bonds (Tennessee County Loan
     Pool), Series 2002, 2.15% 4/1/32(1)                                                    2.15           1,555            1,555


TEXAS -- 11.96%
Harris County, G.O., Series A, TECP, 1.75% 2/11/05                                          1.75           2,500            2,500
Harris County, G.O., Series B, TECP, 1.85% 1/20/05                                          1.85           1,000            1,000
Harris County, G.O., Series B, TECP, 1.76% 2/8/05                                           1.76           3,780            3,780
Harris County, G.O., Series C, TECP, 1.76% 2/9/05                                           1.76           4,600            4,600
Harris County, G.O., Series D, TECP, 1.81% 2/4/05                                           1.81             900              900
Harris County, G.O., Series D, TECP, 1.75% 2/10/05                                          1.75           5,000            5,000
City of San Antonio, Electric and Gas Rev. Ref. Bonds (Forward Delivery),
     New Series 2003, 4.00% 2/1/05                                                          1.98           2,500            2,504
City of San Antonio, Electric and Gas Systems, Series A, TECP, 1.75% 2/16/05                1.75           5,500            5,500
City of San Antonio, Water System Commericial Paper Notes, Series 2001-A, TECP,
     1.76% 2/7/05                                                                           1.76           2,000            2,000
Board of Regents of the Texas A&M University System, Rev. Fin. System, Series B,
     TECP, 1.75% 2/15/05                                                                    1.75           3,000            3,000
Public Fin. Auth. G.O. (Colonia Roadway Projects), Series 2002-A, TECP,
     1.85% 1/14/05                                                                          1.85           1,900            1,900
Public Fin. Auth. G.O. (Colonia Roadway Projects), Series 2002-B, TECP,
     1.75% 2/2/05                                                                           1.75           3,950            3,950
Public Fin. Auth. G.O. (Colonia Roadway Projects), Series 2002-B, TECP,
     1.82% 2/9/05                                                                           1.82           3,500            3,500
Public Fin. Auth. G.O. (Colonia Roadway Projects), Series 2003, TECP,
     1.78% 1/11/05                                                                          1.78           3,100            3,100
Board of Regents of The University of Texas System, Permanent University Fund
     Flexible Rate Notes, Series 2002-A, TECP,  1.85% 1/14/05                               1.85           4,000            4,000


UTAH -- 8.18%
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1985-E,
     AMBAC insured, TECP, 1.87% 1/11/05                                                     1.87           1,500            1,500
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1985-F,
     AMBAC insured, TECP, 1.80% 1/12/05                                                     1.80           5,000            5,000
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1985-F,
     AMBAC insured, TECP, 1.70% 1/27/05                                                     1.70           2,600            2,600
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1985-F,
     AMBAC insured, TECP, 1.83% 2/7/05                                                      1.83           2,000            2,000
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1985-F,
     AMBAC insured, TECP, 1.81% 2/8/05                                                      1.81           1,000            1,000
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1985-F,
     AMBAC insured, TECP, 1.77% 2/14/05                                                     1.77           4,000            4,000
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B2,
     TECP, 1.85% 1/7/05                                                                     1.85           2,000            2,000
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B2,
     TECP, 1.80% 1/11/05                                                                    1.80           4,000            4,000
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1998-B4,
     TECP, 1.75% 2/1/05                                                                     1.75           6,700            6,700
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1998-B4,
     TECP, 1.75% 2/10/05                                                                    1.75           1,000            1,000
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1998-B5,
     TECP, 1.80% 2/4/05                                                                     1.80           2,500            2,500


VIRGINIA -- 6.04%
Metropolitan Washington Airports Auth., Flexible Term PFC Rev. Notes,
     Series 1999-A, AMT, TECP, 1.84% 1/6/05                                                 1.84           2,500            2,500
Metropolitan Washington Airports Auth., Flexible Term PFC Rev. Notes,
     Series 1999-A, AMT, TECP, 1.85% 1/18/05                                                1.85           3,000            3,000
Metropolitan Washington Airports Auth., Flexible Term PFC Rev. Notes,
     Series 1999-A, AMT, TECP, 1.80% 2/3/05                                                 1.80           4,000            4,000
Metropolitan Washington Airports Auth., Flexible Term PFC Rev. Notes,
     Series 1999-A, AMT, TECP, 1.80% 2/17/05                                                1.80           2,700            2,700
Peninsula Ports Auth. Coal Terminal Rev. Ref. Bonds (Dominion Terminal
     Associates Project), Series 1987-A, TECP, 1.80% 1/5/05                                 1.80           3,000            3,000
Peninsula Ports Auth. Coal Terminal Rev. Ref. Bonds (Dominion Terminal
     Associates Project), Series 1987-A, TECP, 1.95% 2/4/05                                 1.95           2,635            2,635
Peninsula Ports Auth. Coal Terminal Rev. Ref. Bonds (Dominion Terminal
     Associates Project), Series 1987-B, TECP, 1.85% 1/7/05                                 1.85           3,500            3,500
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds
     (Carilion Health System Obligated Group), Series 2002-D, 2.15% 7/1/27(1)               2.15             500              500
University of Virginia Issue Rev. Pledge Notes, Series 2003-A, TECP,
     1.84% 1/4/05                                                                           1.84           2,000            2,000


WASHINGTON -- 2.48%
Port of Seattle, Subordinate Lien Rev. Notes, Series 1999-A1, TECP, 1.78% 2/8/05            1.78           2,000            2,000
Port of Seattle, Subordinate Lien Rev. Notes, Series 2004-B1, AMT, TECP,
     1.90% 1/13/05                                                                          1.90           4,800            4,800
City of Tacoma, Limited Tax G.O. Bond Anticipation Notes, Series 2002-2B, TECP,
     1.75% 2/7/05                                                                           1.75           3,000            3,000


WEST VIRGINIA -- 1.29%
Higher Education Policy Commission, Rev. Bonds (Higher Education Facs.),
     Series 2004-B, FGIC insured, 6.00% 4/1/05                                              2.06           1,000            1,010
Public Energy Auth., Energy Rev. Bonds (Morgantown Energy Associates Project),
     Series 1989-A, AMT, TECP, 1.87% 1/19/05                                                1.87           2,900            2,900
Public Energy Auth., Energy Rev. Bonds (Morgantown Energy Associates Project),
     Series 1989-A, AMT, TECP, 1.80% 2/2/05                                                 1.80           1,200            1,200


WISCONSIN -- 3.60%
Wisconsin Transportation Rev., Series 1997-A, TECP, 1.85% 1/6/05                            1.85           2,500            2,500
Wisconsin Transportation Rev., Series 1997-A, TECP, 1.83% 2/2/05                            1.83           4,500            4,500
Wisconsin Transportation Rev., Series 1997-B, TECP, 1.84% 1/5/05                            1.84           2,000            2,000
Wisconsin Transportation Rev., Series 1998-A, TECP, 1.84% 1/11/05                           1.84           5,200            5,200


WYOMING -- 4.24%
Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds
     (PacifiCorp Project), Series 1988-A, TECP, 1.82% 1/19/05                               1.82           2,000            2,000
Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds
     (PacifiCorp Project), Series 1988-A, TECP, 1.78% 2/10/05                               1.78           4,000            4,000
Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds
     (PacifiCorp Project), Series 1988-A, TECP, 1.80% 2/10/05                               1.80           2,750            2,750
Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds
     (PacifiCorp Project), Series 1988-A, TECP, 1.80% 2/11/05                               1.80           2,000            2,000
Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds
     (PacifiCorp Project), Series 1988-A, TECP, 1.80% 2/14/05                               1.80           6,000            6,000


TOTAL INVESTMENT SECURITIES (cost: $395,864,000)                                                                          395,857
OTHER ASSETS LESS LIABILITIES                                                                                              (1,007)

NET ASSETS                                                                                                               $394,850


(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.


Federal income tax information                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                        $         3
Gross unrealized depreciation on investment securities                                                                (10)
Net unrealized depreciation on investment securities                                                                   (7)
Cost of investment securities for federal income tax purposes                                                     395,864


Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper


ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT MONEY FUND OF AMERICA


By

/s/ Abner D. Goldstine
-------------------------------------------------------
Abner D. Goldstine, President and PEO

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By

/s/ Abner D. Goldstine
-----------------------------------------------------
Abner D. Goldstine, President and PEO

Date: February 28, 2005


By

/s/ Susi M. Silverman
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Susi M. Silverman, Treasurer and PFO

Date: February 28, 2005